FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
Schedule of the placement in the fair value hierarchy of assets that are measured at fair value on a recurring basis

		Fair value disclosure or measurement at March 31, 2017 using
	March 31, 2017	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Available-for-sale investment:
Convertible promissory note	10,376,547	—	—	10,376,547

Fair value disclosure or measurement at December 31, 2017 using
	December 31, 2017	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Available-for-sale investment:
Convertible promissory note	—	—	—	—

Schedule of significant inputs for the valuation model based on the fair value of invested capital evaluated by an income approach

	Year Ended March 31, 2017
Total fair value of underlying asset as at valuation date		USD 12,000,000
Risk free rate of interest	For the March 30, 2016 Note	1.02%
	For the April 28, 2016 Note	1.04%
Maturity Date	For the March 30, 2016 Note	2018/3/30
	For the April 28, 2016 Note	2018/4/28
Volatility	For the March 30, 2016 Note	35.22%
	For the April 28, 2016 Note	36.10%

Schedule of roll-forward of the fair value of Level 3 (significant unobservable inputs) assets

Convertible promissory note
RMB
Beginning balance as of April 1, 2016	1,938,360
Purchase	7,957,440
Total gain or losses:
Included in net loss	568,320
Included in other comprehensive income	(553,870)
Foreign currency translation adjustment	466,297

Ending balance as of March 31, 2017	10,376,547

Total gain or losses:
Included in net income	(10,458,538)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	553,870
Foreign currency translation adjustment	(471,879)

Ending balance as of December 31, 2017	—